SUBSEQUENT EVENTS (Details Narrative) - USD ($)				12 Months Ended
	Jan. 10, 2023	Jan. 09, 2023	Jan. 03, 2023	Dec. 31, 2022	Mar. 31, 2023	Feb. 06, 2023
Subsequent Event [Line Items]
Related party debt				$ 50,500
Subsequent Event [Member] | Promissory Note [Member]
Subsequent Event [Line Items]
Aggregate principal amount	$ 37,868
Paid partial payment of promissory note	$ 35,000
Subsequent Event [Member] | Cory J Rosenberg [Member]
Subsequent Event [Line Items]
Aggregate principal amount			$ 271,739
Debt conversion, converted instrument, shares issued			271,739
Gross proceeds			$ 250,000
Subsequent Event [Member] | Darcy A Campbell [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 100,000
Debt conversion, converted instrument, shares issued		100,000
Gross proceeds		$ 92,000
Subsequent Event [Member] | Nonbrokered Private Placement [Member]
Subsequent Event [Line Items]
Aggregate principal amount		$ 616,304	$ 764,130		$ 1,350,000	$ 368,543
Debt conversion, converted instrument, shares issued		616,303	764,124
Gross proceeds		$ 567,000	$ 703,000		$ 1,242,000	$ 339,060
Convertible preferred stock, shares					1,350,001	368,543